Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2023
Financial Instruments and Risk Management [Abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENTFINANCIAL INSTRUMENTS AND RISK MANAGEMENTFINANCIAL INSTRUMENTS AND RISK MANAGEMENT

16. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

Fair Value of Financial Instruments

	2024		2023
As at December 31 ($ thousands)	Fair Value	Carrying Value	Fair Value	Carrying Value
Financial assets at amortized cost:
Cash	67,419	67,419	109,475	109,475
Restricted cash	-	-	50	50
Accounts receivable	56,417	56,417	34,680	34,680
Financial liabilities at amortized cost:
Accounts payable and accrued liabilities	61,804	61,804	59,850	59,850
Long-term debt (Note 7)	371,161	343,852	394,082	396,780
Financial liabilities at fair value through profit or loss
Risk management contracts	248	248	417	417
Warrant liability	18,304	18,304	18,630	18,630

The 2028 Notes are classified as Level 1 in the fair value hierarchy. For purposes of estimating the fair value of these instruments, the Company used quoted market prices in active markets for identical assets or liabilities. The Company’s risk management contracts and warrant liability are classified as Level 2 in the fair value hierarchy. To estimate the fair value of this instrument, the Company used observable market data and/or other sources utilizing assumptions that market participants would use to determine fair value.

Market Risk

Market risk is the risk that changes in market conditions, such as commodity prices, foreign exchange rates and interest rates, will affect the Company’s cash flow, income, or the value of its financial instruments.

Commodity Price Risk

The Company’s risk management program is designed to reduce the volatility of revenue and cash flow, generate sufficient cash flows to service debt obligations, and fund the Company’s operations. The Company’s risk management liabilities may consist of hedging instruments such as fixed price swaps and option structures, including costless collars on WTI, WCS differentials, condensate differential, natural gas and electricity swaps. The Company does not use financial derivatives for speculative purposes.

During the year ended December 31, 2024, the Company’s obligations under its 2028 Notes (Note 7) includes a requirement to implement a 12-month forward commodity price risk management program encompassing not less than 50% of the hydrocarbon output under the proved developed producing reserves (“PDP”) forecast in the Company’s most recent reserves report, as determined by a qualified and independent reserves evaluator. This requirement is assessed on a monthly basis for the duration of time that the 2028 Notes remain outstanding.

The Company’s commodity price risk management program does not involve margin accounts that require posting of margin with increased volatility in underlying commodity prices. Financial risk management contracts are measured at fair value, with gains and losses on re-measurement included in the consolidated statements of comprehensive income (loss) in the period in which they arise.

The Company’s financial risk management contracts are subject to master netting agreements that create the legal right to settle the instruments on a net basis. The following table summarizes the gross asset and liability positions of the Company’s individual risk management contracts that are offset in the consolidated balance sheets:

($ thousands)	As at December 31, 2024	As at December 31, 2023
Gross amount	$(1,395)	$(417)
Amount offset	1,147	-
Risk management contracts – liability	$(248)	$(417)

	Year ended	Year ended
($ thousands)	December 31, 2024	December 31, 2023
Realized loss on risk management contracts	$(27,658)	$(10,182)
Unrealized gain on risk management contracts	169	26,587
Gain (loss) on risk management contracts	$(27,489)	$16,405

As at December 31, 2024, the following financial commodity risk management contracts were in place:

	WTI- Costless Collar					WTI Fixed Price Swaps
	Volume	Put Strike Price		Call Strike Price		Volume	Swap Price
Term	(bbls/d)	(US$/bbl)		($US/bbl)		(bbls/d)	(US$/bbl)
Q1 2025	8,600	US$	58.23	US$	84.46	800	US$	68.70
Q2 2025	8,600	US$	59.50	US$	86.34	800	US$	68.70
Q3 2025	8,600	US$	56.16	US$	80.72	800	US$	68.70
Q4 2025	8,600	US$	55.13	US$	78.51	800	US$	68.70

Subsequent to December 31, 2024, Greenfire terminated the above WTI Costless Collar risk management contracts and entered into the following financial commodity risk management contracts:

	WTI- Costless Collar			WTI Fixed Price Swaps
	Volume	Put Strike Price	Call Strike Price	Volume	Swap Price
Term	(bbls/d)	($/bbl)	($/bbl)	(bbls/d)	($/bbl)
Q1 2025	-	-	-	9,400	$101.19
Q2 2025	-	-	-	9,400	$100.87
Q3 2025	-	-	-	9,400	$101.03
Q4 2025	-	-	-	9,400	$100.88
Q1 2026	3,577	$82.00	$98.51	2,549	$96.95

The following table illustrates the potential impact of changes in commodity prices on the Company’s net income, before tax, based on the financial risk management contracts in place at December 31, 2024:

As at December 31, 2024	$5.00/ bbl Change in WTI
($ thousands)	Increase	Decrease
Increase (decrease) to fair value of the WTI Fixed Price Swaps and Costless Collars	4,695	(5,250)

The Company’s commodity risk management contracts are held with two large reputable financial institutions. As a result, the Company concluded that credit risk associated with its commodity risk management contracts is low.

Foreign Currency Risk Management

The Company is exposed to foreign currency risk on the principal and interest components of its US dollar denominated 2028 Notes (Note 7) and US Dollar denominated cash, cash equivalents, accounts receivables and accounts payables, and accrued liabilities. As at December 31, 2024, Greenfire’s net foreign exchange risk exposure was a US$218.4 million liability (December 31, 2023 – US$267.4 million liability), and a 10% change in the foreign exchange rate would result in a $31.4 million change in the foreign exchange gain or loss (December 31, 2023 - $39.7 million).

Interest Rate Risk

Interest rate risk is the risk that future cash flows will fluctuate as a result of changes in market interest rates. The Company is exposed to interest rate risk related to borrowings drawn under the Senior Credit Facility, as the interest charged on the credit facility fluctuates with floating interest rates. Currently no amounts are drawn on the Senior Credit Facility. The 2028 Notes and letters of credit issued are subject to fixed interest rates and are not exposed to changes in interest rates.

Credit Risk

As at December 31
($ thousands)	2024	2023
Trade receivables	$47,412	$22,452
Joint interest receivables	9,005	12,228
Accounts receivable	$56,417	$34,680

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Company’s accounts receivable. The Company is primarily exposed to credit risk from receivables associated with its oil sales. The Company manages its credit risk exposure by transacting with high-quality credit worthy counterparties and monitoring credit worthiness and/or credit ratings on an ongoing basis. Trade receivables from oil sales are generally collected on the 25th day of the month following production. Joint interest receivables are typically collected within one to three months of the invoice being issued. The Company has not previously experienced any material credit losses on the collection of accounts receivable.

At December 31, 2024, and December 31, 2023 the Company was exposed to concentration risk associated with its outstanding trade receivables and joint interest receivables balances. Of the Company’s trade receivables at December 31, 2024, 99% was receivable from a single company (December 31, 2023- 100% receivable from a single company). At December 31, 2024, 100% of the Company’s joint interest receivables were held by a single company (December 31, 2023- 100% by a single company). Maximum exposure to credit risk is represented by the carrying amount of accounts receivable on the balance sheet. Subsequent to December 31, 2024, the Company has received $6.6 million from its joint interest partner.

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company’s objective in managing liquidity risk is to maintain sufficient available reserves to meet its financial obligations at any point in time. The Company expects to achieve this objective through prudent capital spending, an active commodity risk management program and through strategies such as continuously monitoring forecast and actual cash flows from operating, financing and investing activities, and available credit facilities. Management believes that future cash flows generated from these sources will be adequate to settle Greenfire’s financial liabilities.

The following table details the Company’s contractual maturities of its financial liabilities at December 31, 2024, and December 31, 2023:

As at December 31,	2024		2023
	Less than	Greater than	Less than	Greater than
($ thousands)	one year	one year	one year	one year
Accounts payable and accrued liabilities	$61,804	$-	$59,850	$-
Risk management contracts	248	-	417	-
Lease liabilities(1)	7,669	2,726	6,002	7,722
Long-term debt(2)	260,252	83,600	44,321	332,029
Total financial liabilities	$329,973	$86,326	$110,590	$339,751

(1)	Amounts represent the expected undiscounted cash payments.
(2)	Amounts represent undiscounted principal only and exclude interest and transaction costs.

The Company also has provisions and other liabilities as disclosed in Note 9. The Company’s future transportation commitments are disclosed in Note 17.